FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit Risk (Details) - Accounts receivable - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,519	$ 1,474
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	55	61
Allowance for doubtful accounts expense	238	201
Net use	(233)	(207)
Recoveries		17
Balance, end of year	60	55
Less than 30 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,053	970
30-60 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	274	300
61-90 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	90	100
Greater than 90 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102	104
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 464	$ 477